Trade and Other Receivables - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
Legal deposits	£ 603
Recoverable payments under Quebec Class Action, discount effect	21	£ 20
Trade and other receivables	£ 4,809	£ 4,483
US Dollar
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	1.40%	3.80%
UK sterling
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	4.30%	5.40%
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	1.50%	2.80%
Other Currencies
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	9.60%	3.80%
Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	£ 189	£ 60
Canada
Disclosure Of Trade And Other Receivables [Line Items]
Recoverable payments under Quebec Class Action	£ 449	£ 326